Expense Example	Aug. 31, 2024 USD ($)
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | STET INTERMEDIATE TERM MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | STET SHORT DURATION MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | STET NEW YORK MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | STET INTERMEDIATE-TERM MUNICIPAL FUND - CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | STET SHORT DURATION MUNICIPAL FUND - CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | STET NEW YORK MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,037